SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

For the Wells Fargo Advantage Asia Pacific Fund

  (the “Fund”)

Effective immediately, Alison Shimada is added as a Portfolio Manager for the Fund. A biographical description for Ms. Shimada is included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated as follows:

Ms. Shimada joined Wells Capital Management in 2003, where she currently serves as an associate Portfolio Manager and Product Specialist of the Emerging Markets team.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in thesection entitled “Portfolio Managers” in the Fund’s Statement of Additional Information isamended to add the following information:

            Wells Capital Management Incorporated

Alison Shimada[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Ms. Shimada became portfolio manager of the Fund on June 8, 2012. The information presented in this table is as of the Fund’s fiscal year end, at which time she was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management Incorporated
Alison Shimada	Asia Pacific Fund	$0

June 8, 2012                                                                                                                IEAM062/P303SP